Share based payments - Stock options issued and outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2025 $ / $	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-based payments
Exercise price ($) | $ / shares		$ 1.73
Weighted average remaining contractual life (years)	3 years 10 months 2 days
Number of options outstanding	4,782,500				1,487,500	1,732,500
Number of options vested (exercisable)	1,375,000
Exchange rate from USD to CAD			1.369	1.369
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares		5.77
Weighted average remaining contractual life (years)	3 months
Number of options outstanding	60,000
Number of options vested (exercisable)	60,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares		3.59
Weighted average remaining contractual life (years)	11 months 8 days
Number of options outstanding	325,000
Number of options vested (exercisable)	325,000
January 11, 2027
Share-based payments
Exercise price ($) | $ / shares		2.18
Weighted average remaining contractual life (years)	1 year 10 days
Number of options outstanding	220,000
Number of options vested (exercisable)	220,000
March 1, 2027
Share-based payments
Exercise price ($) | $ / shares		2.56
Weighted average remaining contractual life (years)	1 year 1 month 28 days
Number of options outstanding	200,000
Number of options vested (exercisable)	200,000
March 9, 2027
Share-based payments
Exercise price ($) | $ / shares		1.55
Weighted average remaining contractual life (years)	1 year 2 months 8 days
Number of options outstanding	200,000
Number of options vested (exercisable)	150,000
May 12, 2027
Share-based payments
Exercise price ($) | $ / shares		1.46
Weighted average remaining contractual life (years)	1 year 4 months 9 days
Number of options outstanding	70,000
Number of options vested (exercisable)	70,000
September 13, 2027
Share-based payments
Exercise price ($) | $ / shares		1.61
Weighted average remaining contractual life (years)	1 year 8 months 12 days
Number of options outstanding	207,500
Number of options vested (exercisable)	207,500
July 21, 2028
Share-based payments
Exercise price ($) | $ / shares		1.67
Weighted average remaining contractual life (years)	2 years 6 months 21 days
Number of options outstanding	50,000
Number of options vested (exercisable)	12,500
July 7, 2029
Share-based payments
Exercise price ($) | $ / shares		2.07
Weighted average remaining contractual life (years)	3 years 6 months 7 days
Number of options outstanding	30,000
Number of options vested (exercisable)	10,000
August 19, 2029
Share-based payments
Exercise price ($) | $ / shares		1.5
Weighted average remaining contractual life (years)	3 years 7 months 20 days
Number of options outstanding	30,000
Number of options vested (exercisable)	10,000
May 25, 2030
Share-based payments
Exercise price ($) | $ / shares		1.49
Weighted average remaining contractual life (years)	4 years 4 months 24 days
Number of options outstanding	120,000
Number of options vested (exercisable)	60,000
May 25, 2030
Share-based payments
Exercise price ($) | $ / shares		2.12
Weighted average remaining contractual life (years)	4 years 4 months 24 days
Number of options outstanding	100,000
Number of options vested (exercisable)	50,000
May 29, 2030
Share-based payments
Exercise price ($) | $ / shares		1.59
Weighted average remaining contractual life (years)	4 years 4 months 28 days
Number of options outstanding	60,000
December 2, 2030
Share-based payments
Exercise price ($) | $ / shares		1.4
Weighted average remaining contractual life (years)	4 years 11 months 1 day
Number of options outstanding	2,620,000
December 2, 2030
Share-based payments
Exercise price ($) | $ / shares		$ 1.37
Weighted average remaining contractual life (years)	4 years 11 months 1 day
Number of options outstanding	490,000